RELATED PARTY TRANSACTIONS - Summary of Warrants Held by Related Parties (Details) - shares	Jun. 30, 2024	Dec. 31, 2023
Key Management and Executive Directors
Disclosure Of Transactions Between Related Parties [Line Items]
Number of stock options and warrants held by related parties (in shares)	4,749,413	4,707,626
Restricted Share Units | RSUs Key Management
Disclosure Of Transactions Between Related Parties [Line Items]
Number of instruments RSUs and restricted stock held by related parties (in shares)	222,113	0
Restricted Share Units | Non-executive Directors
Disclosure Of Transactions Between Related Parties [Line Items]
Number of instruments RSUs and restricted stock held by related parties (in shares)	56,995	33,194